LONG-TERM PREPAYMENTS AND DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2013
LONG-TERM PREPAYMENTS AND DEPOSITS
Schedule of long-term prepayments and deposits
	December 31,
	2012	2013
Prepayments for acquisition of fixed assets	$722,036	$1,082,391
Other deposits	14,345,274	14,946,452
Other long-term prepayments	2,469,295	2,790,640
	$17,536,605	$18,819,483